SHARE OPTIONS, RESTRICED STOCK UNITS AND WARRANTS - Options and warrants number and exercise price (Details) - Options and warrants Options in Thousands	12 Months Ended
	Dec. 31, 2024 Options £ / shares	Dec. 31, 2023 Options £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning (in shares) | Options	11,028	18,698
Granted (in shares) | Options	57,800	659
Lapsed (in shares) | Options	(5,279)	(8,329)
Outstanding at the end (in shares) | Options	63,549	11,028
Exercisable at the end (in shares) | Options	5,429	7,904
Outstanding at the beginning (in $ per share) | £ / shares	£ 0.83	£ 0.78
Granted (in $ per share) | £ / shares	0.11	0.13
Lapsed (in $ per share) | £ / shares	0.95	0.67
Outstanding at the end (in $ per share) | £ / shares	0.17	0.83
Exercisable at the end (in $ per share) | £ / shares	£ 0.73	£ 0.89